Short-term Investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maximum | Short-term Investments
Summary Of Investment Holdings [Line Items]
Maturity period of held-to-maturity and available-for-sale debt securities	1 year	1 year